CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (415,330)	$ (1,097,167)	$ (956,464)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	543,396	521,939	579,847
Amortization of deferred financing costs and original issue premiums	19,461	17,056	16,276
(Payment for) interest accretion on finance lease liabilities	(12,825)	(16,843)	17,218
Interest accretion on financial liabilities	4,692	0	0
Net loss on disposal of property and equipment	443	476	807
Impairment of long-lived assets	207,608	3,595	3,643
Impairment of assets held for sale	0	6,794	0
Net (gain) loss on disposal of assets held for sale	(4,468)	477	0
(Reversal of) provision for credit losses	(3,351)	(433)	6,450
Provision for input value-added tax	6,665	5,714	3,023
(Gain) loss on extinguishment of debt	(1,611)	0	28,817
Share-based compensation	35,473	71,809	67,957
Changes in operating assets and liabilities:
Accounts receivable	(31,526)	(396)	67,571
Inventories, prepaid expenses and other	20,176	4,187	16,134
Long-term prepayments, deposits and other	16,573	(16,405)	61,952
Accounts payable, accrued expenses and other	212,377	(121,288)	(178,853)
Other long-term liabilities	24,937	1,051	(3,152)
Net cash provided by (used in) operating activities	622,690	(619,434)	(268,774)
Cash flows from investing activities:
Payments for capitalized construction costs	(132,923)	(479,883)	(532,660)
Acquisition of property and equipment	(124,101)	(129,731)	(139,155)
Acquisition of intangible and other assets	(6,864)	(12,478)	(7,579)
Proceeds from sale of property and equipment	530	423	4,843
Proceeds from sale of assets held for sale	14,845	15,562	0
Proceeds from loan repayment from an affiliated company	200,000	0	0
Payment of loan to an affiliated company	0	(200,000)	0
Placement of bank deposits with original maturities over three months	0	0	(298,666)
Withdrawals of bank deposits with original maturities over three months	0	0	298,666
Net cash used in investing activities	(48,513)	(806,107)	(674,551)
Cash flows from financing activities:
Repayments of long-term debt	(2,201,562)	0	(502,831)
Repurchase of shares	(169,836)	(189,161)	(52,026)
Payments of Concession and license liabilities	(7,981)	0	0
Purchase of shares of a subsidiary	(671)	(3,310)	(8,518)
Payments of financing costs	(530)	(7,990)	(37,396)
Dividends paid	(314)	(196)	0
Proceeds from exercise of share options	226	0	7,101
Proceeds from long-term debt	1,251,544	1,849,839	1,416,012
Net proceeds from (payments for) issuance of shares of subsidiaries	0	134,103	(445)
Principal payments on finance lease liabilities	0	0	(152)
Net cash (used in) provided by financing activities	(1,129,124)	1,783,285	821,745
Effect of exchange rate on cash, cash equivalents and restricted cash	2,326	(22,602)	19,359
(Decrease) increase in cash, cash equivalents and restricted cash, including those classified within assets held for sale	(552,621)	335,142	(102,221)
Cash, cash equivalents and restricted cash at beginning of year	1,988,457	1,653,315	1,755,770
Cash, cash equivalents and restricted cash at end of year, including those classified within assets held for sale	1,435,836	1,988,457	1,653,549
Less: cash and cash equivalents classified within assets held for sale	0	0	(234)
Cash, cash equivalents and restricted cash at end of year	1,435,836	1,988,457	1,653,315
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(490,910)	(350,737)	(310,319)
Cash paid for income taxes, net of refunds	(1,001)	(2,989)	(4,524)
Cash paid for amounts included in the measurement of lease liabilities - operating cash flows from operating leases	(17,135)	(15,393)	(23,398)
Change in operating lease liabilities arising from obtaining operating lease right-of-use assets and lease modification	22,365	9,425	8,849
Change in right-of-use assets held under finance lease and finance lease liabilities arising from lease modification	0	106,407	0
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	28,543	32,042	29,251
Change in input value-added tax related to acquisition of property and equipment	0	0	8,276
Change in accrued expenses and other current liabilities and other long-term liabilities related to construction costs	4,429	107,158	145,284
Change in accrued expenses and other current liabilities related to acquisition of intangible assets	6,280	0	0
Change in other current and other long-term liabilities arising from recognition of intangible assets (Note 7)	$ 312,647	$ 0	$ 0